Non-cash Transactions	12 Months Ended
Dec. 31, 2025
Non-cash Transactions [Abstract]
Non-cash Transactions
31. Non-cash transactions

	For the year ended December 31,
	2025	2024	2023
Non-cash operation activities
MTM of financial assets	(182,677)	(82,437)	(176)
Share cancellation	1,208,680	—	—
Distribution of LTIP with treasury shares	159,803	177,099	114,444

Non-cash investing activities
Property and equipment acquired through lease	10,719	8,660	53,643